Note 7 - Leases (Details Textual) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Stockholders' Equity Attributable to Parent, Ending Balance	$ 577,815,000	$ 394,364,000
Retained Earnings [Member]
Stockholders' Equity Attributable to Parent, Ending Balance	585,874,000	$ 459,797,000	$ 409,504,000
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Stockholders' Equity Attributable to Parent, Ending Balance	$ 2,019,000